Contract revenues, Changes in Contract Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract revenues [Abstract]
Accrued income, beginning balance	SFr 1,591	SFr 1,095
Accrued income, additions	1,635	2,354
Accrued income, deductions	(2,251)	(1,858)
Accrued income, ending balance	975	1,591
Deferred income, beginning balance	306	4,477
Deferred income, additions	1,635	1,467
Deferred income, deductions	(1,224)	(5,638)
Deferred income, ending balance	SFr 717	SFr 306